Condensed Consolidated Carve-out Balance Sheets - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2022
CURRENT ASSETS
Cash and cash equivalents	$ 1,023,246	$ 1,422,580	$ 2,020,571
Accounts receivable	166,273	128,171	55,230
Inventory	4,110,427	4,162,218	3,750,364
Prepaid expenses and vendor deposits	172,673	174,970	82,954
Other current assets	85,828	56,842	288,934
Assets held for sale	543,854
Total current assets	6,102,301	5,944,781	6,198,053
PROPERTY, PLANT, AND EQUIPMENT, NET	2,073,540	2,676,639	3,035,847
Intangible assets, net	3,948,844	4,178,519	4,780,504
Goodwill			5,747,000
Right-of-use asset	10,696,929	11,412,562	10,604,935
Due from related party	4,701,086	3,753,003
Other assets	474,476	467,056	450,966
OTHER ASSETS
Total assets	27,997,176	28,432,560	33,153,670
CURRENT LIABILITIES
Accounts payable and accrued expenses	3,650,737	4,920,411	3,489,544
Contingent consideration			774,900
Contract liabilities	179,916	207,513	198,606
Current portion of loan payable	2,432,135	702,701	536,542
Operating lease liability, current	2,707,312	2,748,824	2,228,852
Total current liabilities	8,970,100	8,579,449	7,228,444
LONG-TERM LIABILITIES
Loan payable, net of current portion	2,221,462	2,403,807	2,378,061
Operating lease liability, net of current	7,823,748	8,461,182	8,041,504
Total liabilities	19,015,310	19,444,438	17,648,009
SHAREHOLDERS’/MEMBER’s (LOSS) EQUITY
Total shareholders’ equity	8,981,866	8,988,122	15,505,661
Total liabilities and shareholders’ equity	$ 27,997,176	28,432,560	33,153,670
Greens Natural Foods, Inc. [Member]
CURRENT ASSETS
Cash and cash equivalents				$ 215,764
Accounts receivable				131,905
Inventory				1,589,447
Prepaid expenses				92,492
Other current assets				12,797
Total current assets				2,042,405
PROPERTY, PLANT, AND EQUIPMENT, NET				2,012,142
Right-of-use asset				6,036,104
OTHER ASSETS
Deposits				221,033
Other				14,565
Total other assets				6,271,702
Total assets				10,326,249
CURRENT LIABILITIES
Accounts payable and accrued expenses				1,749,399
Payroll liabilities				470,923
Lease Incentive				128,794
Contract liabilities				307,467
Current portion of note payable				31,381
Other current liabilities				27,376
Operating lease liability, current				1,661,788
Total current liabilities				4,377,128
LONG-TERM LIABILITIES
Operating lease liability, net of current				4,374,315
Note payable, net of current portion				57,193
Total long-term liabilities				4,431,508
Total liabilities				8,808,636
SHAREHOLDERS’/MEMBER’s (LOSS) EQUITY
Capital stock				30,002
Additional paid in capital				5,212,491
Accumulated Loss				(3,136,818)
Members’ loss				(588,062)
Total shareholders’ equity				1,517,613
Total liabilities and shareholders’ equity				$ 10,326,249
Related Party [Member]
CURRENT ASSETS
Due from related party		$ 3,753,003	$ 2,336,365